ACQUISITION OF FIRST FRANKLIN CORPORATION - Current year and estimated future amortization expense (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Business Combinations [Abstract]
2013	$ 206
2014	149
2015	116
2016	110
2017	110
2018	55
Total	$ 746